Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Profit/(loss) for the year	$ (104,405)	$ (17,968,598)	$ (14,815,596)
Adjustments for:
Share-based payment	1,199,250	1,314,420	629,950
Finance cost	67,203	96,444	96,385
Interest income	(62,538)	(71,693)	(81,517)
Depreciation of property, plant and equipment	671,262	1,521,725	1,510,213
Amortization of prepaid lease payments and trademark	13,992	14,545	14,307
Amortization of subsidies prepaid to distributors			401,259
Amortization of prepayments and premiums under operating leases	96,743	107,088	105,340
Provision/(reversal) of inventory obsolescence	(145,747)	196,124	101,256
Bad debt provision of trade receivables	1,028,972
Gain/(loss) on disposal of property, plant and equipment	(2,093)	940	2,418
Provision of impairment loss in property, plant and equipment		13,311,557
Operating cash flows before movements in working capital	2,762,639	(1,477,448)	(12,035,985)
(Increase)/ decrease in trade and other receivables	(3,554,014)	1,941,336	13,983,781
(Increase)/ decrease in inventories	(219,210)	294,204	669,923
Increase/ (decrease) in trade and other payables	(641,494)	2,036	522,839
Increase/ (decrease) in income tax payable	259,855		(263,333)
(Increase)/ decrease in deferred tax assets	124,274	(5,422,119)	(4,598,061)
Prepayments and premiums paid under operating leases	709,146	958,638	3,645,471
CASH (USED IN) GENERATED FROM OPERATING ACTIVITIES	(558,804)	(3,703,353)	1,924,635
Income tax paid			(2,385)
NET CASH FROM/(USED IN) OPERATING ACTIVITIES	(558,804)	(3,703,353)	1,922,250
INVESTING ACTIVITIES
Interest received	62,538	71,693	81,517
Purchase of property, plant and equipment	269,975	(18,761)	(946,882)
NET CASH (USED IN)/FROM INVESTING ACTIVITIES	332,513	52,932	(865,365)
FINANCING ACTIVITIES
Interest paid	(67,203)	(96,444)	(96,385)
New bank loans raised	1,087,839	1,130,840	1,557,336
Repayment of borrowings	(1,087,839)	(1,583,175)	(1,557,336)
Advance from related party	124,292	299,542	387,030
Repayment to related party		(7,633)	(1,386,555)
NET CASH FROM/(USED IN) FINANCING ACTIVITIES	57,089	(256,870)	(1,095,910)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(169,202)	(3,907,291)	(39,025)
Effects of currency translation	(236,423)	(1,117,062)	1,513,140
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	21,026,103	26,050,456	24,576,341
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 20,620,478	$ 21,026,103	$ 26,050,456